Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Reconciliation of income tax expense and accounting profit before income tax [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 595,258		$ 606,917	$ 356,488
Effects from adjustments based on regulation	26,974		(162,924)	81,042
Temporary differences not recognized as deferred tax assets	(4)		(608)	(10,951)
Prior year income tax under (over) estimation	(133,923)		(5,016)	3,729
Income tax on unappropriated retained earnings	105,665		74,540	28,165
Impact of change in tax rate				(2,774)
Effect of different tax rates in countries in which the Group operates	411		770	919
Income tax expense	$ 594,381	$ 21,167	$ 513,679	$ 456,618